ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	$ 9,564,598	$ 16,369,726
Payables for rental expenses	6,740,257	4,348,253
Business taxes and other tax payable	3,488,952	1,457,394
Payable of distribution and promotion fee	1,800,597
Other accounts payable to third parties	1,787,963	571,292
Payable of advertising fee	1,765,970
Accrued payroll, welfare and other social expenses	1,575,937	1,198,252
Accrued professional fee	814,966	832,368
Payable of production fee	525,603
Advance from third parties	80,256	79,442
Payables for acquisition of Alpha Speed Limited and Bona Starlight		2,383,260
Total	$ 28,145,099	$ 27,239,987